FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
Disclosure of classification of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$370	$370
Accounts receivable and other (current and non-current)	—	482	482
Financial assets(1)	24	—	24
Total	$24	$852	$876

Financial liabilities
Accounts payable and other (current and non-current)	$—	$326	$326
Non-recourse borrowings (current and non-current)	—	3,740	3,740
Exchangeable and class B shares(2)	—	2,497	2,497
Financial liabilities (current and non-current)(1)	—	978	978
Total	$—	$7,541	$7,541
1.Derivative instruments which are elected for hedge accounting totaling $24 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 13, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$192	$192
Accounts receivable and other (current and non-current)	—	427	427
Financial assets(1)	27	—	27
Total	$27	$619	$646

Financial liabilities
Accounts payable and other (current and non-current)	$—	$334	$334
Non-recourse borrowings (current and non-current)	—	3,477	3,477
Exchangeable and class B shares(2)	—	2,221	2,221
Financial liabilities (current and non-current)(1)	69	962	1,031
Total	$69	$6,994	$7,063
1.Derivative instruments which are elected for hedge accounting totaling $27 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 13, Equity.

Disclosure of classification of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$370	$370
Accounts receivable and other (current and non-current)	—	482	482
Financial assets(1)	24	—	24
Total	$24	$852	$876

Financial liabilities
Accounts payable and other (current and non-current)	$—	$326	$326
Non-recourse borrowings (current and non-current)	—	3,740	3,740
Exchangeable and class B shares(2)	—	2,497	2,497
Financial liabilities (current and non-current)(1)	—	978	978
Total	$—	$7,541	$7,541
1.Derivative instruments which are elected for hedge accounting totaling $24 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 13, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$192	$192
Accounts receivable and other (current and non-current)	—	427	427
Financial assets(1)	27	—	27
Total	$27	$619	$646

Financial liabilities
Accounts payable and other (current and non-current)	$—	$334	$334
Non-recourse borrowings (current and non-current)	—	3,477	3,477
Exchangeable and class B shares(2)	—	2,221	2,221
Financial liabilities (current and non-current)(1)	69	962	1,031
Total	$69	$6,994	$7,063
1.Derivative instruments which are elected for hedge accounting totaling $27 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 13, Equity.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2021 and December 31, 2020:

	June 30, 2021		December 31, 2020
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$370	$370	$192	$192
Accounts receivable and other (current and non-current)	482	482	427	427
Financial assets	24	24	27	27
Total	$876	$876	$646	$646

Financial liabilities
Accounts payable and other (current and non-current)	$326	$326	$334	$334
Non-recourse borrowings (current and non-current)(1)	3,740	3,891	3,477	3,723
Exchangeable and class B shares(2)	2,497	2,497	2,221	2,221
Financial liabilities (current and non-current)	978	978	1,031	1,031
Total	$7,541	$7,692	$7,063	$7,309
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. For the purpose of the disclosure above, the class C shares have a fair value of $78 million as at June 30, 2021.
The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2021	December 31, 2020
Interest rate swaps & other	Level 2(1)
Financial assets		$24	$27
Financial liabilities		—	69
1.    Valuation technique: discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2021 and December 31, 2020:

	June 30, 2021		December 31, 2020
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$370	$370	$192	$192
Accounts receivable and other (current and non-current)	482	482	427	427
Financial assets	24	24	27	27
Total	$876	$876	$646	$646

Financial liabilities
Accounts payable and other (current and non-current)	$326	$326	$334	$334
Non-recourse borrowings (current and non-current)(1)	3,740	3,891	3,477	3,723
Exchangeable and class B shares(2)	2,497	2,497	2,221	2,221
Financial liabilities (current and non-current)	978	978	1,031	1,031
Total	$7,541	$7,692	$7,063	$7,309
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. For the purpose of the disclosure above, the class C shares have a fair value of $78 million as at June 30, 2021.
The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2021	December 31, 2020
Interest rate swaps & other	Level 2(1)
Financial assets		$24	$27
Financial liabilities		—	69
1.    Valuation technique: discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.